Stock-Based Compensation - Summary of Option Activity (Details)	3 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Number of shares
Balance, beginning of period (in shares) | shares	1,849,359
Granted (in shares) | shares	219,019
Forfeited (in shares) | shares	(12,142)
Balance, end of period (in shares) | shares	2,056,236
Exercisable (in shares) | shares	1,102,091
Weighted‑average exercise price
Beginning of period (usd per share) | $ / shares	$ 5.57
Granted (usd per share) | $ / shares	0.81
Forfeited (usd per share) | $ / shares	5.44
End of period (usd per share) | $ / shares	5.06
Exercisable (usd per share) | $ / shares	$ 6.12
Fair value of options granted
Granted | $	$ 134,838
Weighted average remaining contractual term (in years)
Balance, end of period	8 years 3 months 26 days
Exercisable	7 years 8 months 9 days